Restricted Cash and Cash Equivalents - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Cash And Cash Equivalents [Abstract]
Restricted cash and cash equivalents related to insurance policy	$ 5.0	$ 5.0